Income Taxes (Components of Deferred Income Tax Assets and Liabilities) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred Income Tax Assets [Abstract]
Unutilized tax loss carryforwards	$ 62,614,000	$ 64,633,000
Deferred Tax Assets Financing And Offering Costs	896,000	0
Foreign tax credits available for carryforward	14,567,000	14,567,000
Accounting provisions not currently deductible for tax	65,047,000	56,325,000
Tax value of intangilbles and landfill assets in excess of carrying value	6,407,000	12,263,000
Deferred Tax Assets, Other	2,433,000	819,000
Valuation allowance	(16,684,000)	(18,267,000)
Deferred Tax Assets, Net of Valuation Allowance	135,280,000	130,340,000
Deferred Income Tax Liabilities [Abstract]
Carrying value of capital assets in excess of tax value	100,108,000	93,382,000
Carrying value of intangibles and landfill assets in excess of tax value	153,757,000	159,034,000
Deferred Tax Liabilities, Other	8,263,000	7,811,000
Deferred Tax Liabilities, Net	262,128,000	260,227,000
Net deferred income tax liabilities	126,848,000	129,887,000
Canada
Deferred Income Tax Liabilities [Abstract]
Net deferred income tax liabilities	25,098,000	36,601,000
UNITED STATES
Deferred Income Tax Liabilities [Abstract]
Net deferred income tax liabilities	$ 101,750,000	$ 93,286,000